CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock at cost	Total NTT DOCOMO, INC. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2009	¥ 4,343,308	¥ 949,680	¥ 785,045	¥ 3,061,848	¥ (65,689)	¥ (389,299)	¥ 4,341,585	¥ 1,723
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock	(27,936)		(27,936)			27,936
Cash dividends declared (JPY5,000 in 2010, JPY5,200 in 2011 and JPY5,400 in 2012 per share)	(208,799)			(208,799)			(208,799)
Cash distributions to noncontrolling interests	(3)							(3)
Acquisition of new subsidiaries	22,588							22,588
Others	(96)							(96)
Comprehensive income
Net income	497,108			494,781			494,781	2,327
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	15,096				15,096		15,096	0
Change in fair value of derivative instruments	(63)				(63)		(63)
Foreign currency translation adjustment	5,882				5,852		5,852	30
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	6,828				6,828		6,828
Less: Amortization of prior service cost	(1,340)				(1,340)		(1,340)
Less: Amortization of actuarial gains and losses	1,858				1,858		1,858
Less: Amortization of transition obligation	79				79		79
Ending Balance at Mar. 31, 2010	4,662,446	949,680	757,109	3,347,830	(37,379)	(381,363)	4,635,877	26,569
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock	(24,195)		(24,195)			24,195
Cash dividends declared (JPY5,000 in 2010, JPY5,200 in 2011 and JPY5,400 in 2012 per share)	(216,350)			(216,350)			(216,350)
Cash distributions to noncontrolling interests	(1,243)							(1,243)
Others	373							373
Comprehensive income
Net income	491,993			490,485			490,485	1,508
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	(5,294)				(5,293)		(5,293)	(1)
Change in fair value of derivative instruments	4				4		4
Foreign currency translation adjustment	(27,902)				(27,854)		(27,854)	(48)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(6,367)				(6,367)		(6,367)
Prior service cost arising during period, net	48				48		48
Less: Amortization of prior service cost	(1,346)				(1,346)		(1,346)
Less: Amortization of actuarial gains and losses	1,144				1,144		1,144
Less: Amortization of transition obligation	88				88		88
Ending Balance at Mar. 31, 2011	4,877,594	949,680	732,914	3,621,965	(76,955)	(377,168)	4,850,436	27,158
Cash dividends declared (JPY5,000 in 2010, JPY5,200 in 2011 and JPY5,400 in 2012 per share)	(223,925)			(223,925)			(223,925)
Cash distributions to noncontrolling interests	(1,280)							(1,280)
Acquisition of new subsidiaries	1,746							1,746
Contributions from noncontrolling interests	21,333		(322)				(322)	21,655
Others	(61)							(61)
Comprehensive income
Net income	460,952			463,912			463,912	(2,960)
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	3,895				3,895		3,895	0
Change in fair value of derivative instruments	(2)				(2)		(2)
Foreign currency translation adjustment	(28,998)				(28,984)		(28,984)	(14)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(2,746)				(2,746)		(2,746)	0
Prior service cost arising during period, net	(72)				(72)		(72)
Less: Amortization of prior service cost	(1,347)				(1,347)		(1,347)
Less: Amortization of actuarial gains and losses	1,606				1,606		1,606
Less: Amortization of transition obligation	76				76		76
Ending Balance at Mar. 31, 2012	¥ 5,108,771	¥ 949,680	¥ 732,592	¥ 3,861,952	¥ (104,529)	¥ (377,168)	¥ 5,062,527	¥ 46,244